EXHIBIT 99.8	ERNST & YOUNG LLP REPORT OF INDEPENDENT ACCOUNTANTS ON APPLYING AGREED-UPON PROCEDURES

Sequoia Mortgage Trust 2017-CH2

Mortgage Pass-Through Certificates, Series 2017-CH2

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

27 October 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

One Belvedere Place, Suite 300

Mill Valley, California 94941

Re:	Sequoia Mortgage Trust 2017-CH2 (the “Issuing Entity”)
Mortgage Pass-Through Certificates, Series 2017-CH2 (the “Certificates”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by RWT Holdings, Inc. (the “Sponsor”), Sequoia Residential Funding, Inc. (the “Depositor”) and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Sponsor and Depositor, the “Specified Parties”) solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “SEMT 2017-CH2 Initial Loan Pop.xlsx” (the “Preliminary Loan Listing Data File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Redwood Loan Numbers”) corresponding to certain mortgage loans (the “Loan Listing Base Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
ii.	Labeled “SEMT_2017-CH2_20171011(AUDITORS).xlsx” and the corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain mortgage loans (the “Base Preliminary Mortgage Loans”) that are expected to be representative of Mortgage Loans,
iii.	Labeled “SEMT 2017-CH2 Final Loan Pop - EY.XLSX” (the “Loan Listing Data File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of Redwood Loan Numbers corresponding to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and

a. (continued)

iv.	Labeled “SEMT_2017-CH2_20171019(Auditors).xlsx” and the corresponding record layout and decode information (the “Updated Base Preliminary Data File,” together with the Preliminary Loan Listing Data File, Base Preliminary Data File and Loan Listing Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to Preliminary Mortgage Loans,
b.	Imaged copies of the:
i.	Promissory note and prepayment penalty rider (collectively and as applicable, the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report (the “Appraisal”),
iv.	Subordination agreement (the “Subordination Agreement”),
v.	Credit report (the “Credit Report”),
vi.	Settlement statement, refinance statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and/or
vii.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, Subordination Agreement, Credit Report and Settlement Statement, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Combined Preliminary Mortgage Loans (as defined in Attachment A), Loan Listing Base Preliminary Mortgage Loans, Base Preliminary Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 October 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 187 Loan Listing Base Preliminary Mortgage Loans (the “Sample 1 Mortgage Loans”) from the Preliminary Loan Listing Data File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 1 Mortgage Loans they instructed us to randomly select from the Preliminary Loan Listing Data File.

2.	For each mortgage loan on the Preliminary Loan Listing Data File and Base Preliminary Data File, we compared the Redwood Loan Number, as shown on the Preliminary Loan Listing Data File, to the corresponding Redwood Loan Number, as shown on the Base Preliminary Data File, and noted that:
a.	All of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were included on the Preliminary Loan Listing Data File,
b.	Four of the Loan Listing Base Preliminary Mortgage Loans included on the Preliminary Loan Listing Data File were not included on the Base Preliminary Data File (the “Removed Loan Listing Base Preliminary Mortgage Loans”) and
c.	Two of the Removed Loan Listing Base Preliminary Mortgage Loans were Sample 1 Mortgage Loans (the “Removed Sample 1 Mortgage Loans”).

The Removed Sample 1 Mortgage Loans were Redwood Loan Numbers 408001385 and 408003364.

3.	For each mortgage loan on the Base Preliminary Data File and Loan Listing Data File, we compared the Redwood Loan Number, as shown on the Base Preliminary Data File, to the corresponding Redwood Loan Number, as shown on the Loan Listing Data File, and noted that:
a.	57 of the Preliminary Mortgage Loans included on the Loan Listing Data File were not included on the Base Preliminary Data File,
b.	One of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File was not included on the Loan Listing Data File (the “Removed Base Preliminary Mortgage Loan”) and
c.	The Removed Base Preliminary Mortgage Loan was a Sample 1 Mortgage Loan (the “Additional Removed Sample 1 Mortgage Loan”).

The Additional Removed Sample Mortgage Loan was Redwood Loan Number 408001421.

4.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 29 Preliminary Mortgage Loans which were not Base Preliminary Mortgage Loans (the “Sample 2 Mortgage Loans,” together with the Sample 1 Mortgage Loans (other than the Removed Sample 1 Mortgage Loans), the “Sample Mortgage Loans”) from the Loan Listing Data File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 2 Mortgage Loans or the methodology they instructed us to use to select the Sample 2 Mortgage Loans from the Loan Listing Data File.

Attachment A Page 2 of 2

5.	For each mortgage loan on the Loan Listing Data File and Updated Base Preliminary Data File, we compared the Redwood Loan Number, as shown on the Loan Listing Data File, to the corresponding Redwood Loan Number, as shown on the Updated Base Preliminary Data File, and noted that:
a.	All of the Preliminary Mortgage Loans were included on both the Loan Listing Data File and the Updated Base Preliminary Data File and
b.	No mortgage loans other that the Preliminary Mortgage Loans were included on the Loan Listing Data File or Updated Base Preliminary Data File.

6.	For each mortgage loan on the Base Preliminary Data File and Updated Base Preliminary Data File, we compared the Redwood Loan Number, as shown on the Base Preliminary Data File, to the corresponding Redwood Loan Number, as shown on the Updated Base Preliminary Data File, and noted that:
a.	One of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File was not included on the Updated Base Preliminary Data File,
b.	57 of the Preliminary Mortgage Loans included on the Updated Base Preliminary Data File were not included on the Base Preliminary Data File and
c.	368 of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were also included on the Updated Base Preliminary Data File (the “Matching Base Preliminary Mortgage Loans”).

7.	As instructed by the Sponsor, on behalf of the Depositor, we:
a.	Deleted the Matching Base Preliminary Mortgage Loans from the Updated Base Preliminary Data File and
b.	Combined the information on the Base Preliminary Data File with the remaining information on the Updated Base Preliminary Data File.

The Base Preliminary Data File and Updated Base Preliminary Data File, as adjusted and combined as described in this Item 7., are hereinafter referred to as the “Preliminary Data File” and the mortgage loans on the Preliminary Data File are hereinafter referred to as the “Combined Preliminary Mortgage Loans.”

We performed no procedures to compare any of the information relating to the Matching Base Preliminary Mortgage Loans, as shown on the Updated Base Preliminary Data File, to any of the corresponding information, as shown on the Base Preliminary Data File.

8.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 4

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note

Redwood Loan Number	Loan Number	Promissory Note	i.

Original principal balance	Original Loan Amount	Promissory Note

Original interest rate	Original Interest Rate	Promissory Note

Current monthly payment	Current Payment Amount Due	Promissory Note and recalculation	ii.

First payment date	First Payment Date of Loan	Promissory Note

Maturity date	Maturity Date	Promissory Note

Original term to maturity	Original Term to Maturity	Promissory Note and recalculation	iii.

Property state	State	Promissory Note

Property zip code	Postal Code	Promissory Note

Prepayment charge term	Prepayment Penalty Total Term	Promissory Note

Interest only term	Original Interest Only Term	Promissory Note

Occupancy status	Occupancy	Loan Application

Appraisal value	Original Appraised Property Value	Appraisal or Underwriting Summary	iv.

Sale price (if applicable)	Sales Price	Settlement Statement

Property type	Property Type	Appraisal

Exhibit 1 to Attachment A Page 2 of 4

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note

Loan purpose	Loan Purpose	(a) Loan Application and Settlement Statement or (b) Promissory Note, Settlement Statement, Credit Report and recalculation	v.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary, Subordination Agreement or Credit Report	vi.

Original loan-to-value ratio	Original LTV	Recalculation	vii.

Combined loan-to-value ratio	Original CLTV	Recalculation	viii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the current monthly payment Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current monthly payment using the “PMT” function in Microsoft Excel and the original principal balance, original interest rate and original term to maturity, all as shown on the Promissory Note, and in accordance with the methodology described in note iii., as applicable.

For the purpose of the comparison described in this note ii., the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

iii.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown on the Promissory Note, and
(b)	1.

iv.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample

Mortgage Loan (except for the Sample Mortgage Loans with Redwood Loan Numbers 406067401, 408002398 and 408003952), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value for Sample Mortgage Loans that have more than one Appraisal.

Notes: (continued)

iv. (continued)

For the purpose of comparing the appraisal value Sample Characteristic for the Sample Mortgage Loans with Redwood Loan Numbers 406067401, 408002398 and 408003952, the Sponsor, on behalf of the Depositor, instructed us to use the Underwriting Summary as the Source Document.

Exhibit 1 to Attachment A Page 3 of 4

v.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application and Settlement Statement as the Source Documents.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement, and
(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with:

(a)	“Cash-Out Refinance,” as shown on the Preliminary Data File, if the Amount to Borrower is greater than 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note, or
(b)	“Rate/Term Refinance,” as shown on the Preliminary Data File, if the Amount to Borrower is less than or equal to 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note.

vi.	For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

Notes: (continued)

vii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original principal balance, as shown on the Promissory Note,

by

(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with the methodology described in note iv.), and (B) the sale price (if applicable), as shown on the Settlement Statement, or

Exhibit 1 to Attachment A Page 4 of 4

(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal or Underwriting Summary, as applicable (and in accordance with the methodology described in note iv.)

and

(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

viii.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of:
(i)	The original principal balance, as shown on the Promissory Note, and
(ii)	The junior lien balance, if applicable, as shown on the Underwriting Summary, Subordination Agreement or Credit Report (and in accordance with the methodology described in note vi.),

by

(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with the methodology described in note iv.), and (B) the sale price (if applicable), as shown on the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal or Underwriting Summary, as applicable (and in accordance with the methodology described in note iv.)

and

(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 1

Sample Characteristic Differences

Redwood		Preliminary
Loan Number	Sample Characteristic	Data File Value	Source Document Value

406067401	Property type	Condo, Low Rise (4 or fewer stories)	Single Family Detached (non-PUD)

408001431	Appraisal value	$947,000.00	$940,000.00

408001596	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408003011	Appraisal value	$1,754,200.00	$1,750,000.00
	Original loan-to-value ratio	45.60%	45.71%
	Combined loan-to-value ratio	45.60%	45.71%

408003383	Property type	PUD	Single Family Detached (non-PUD)

408003480	Sale price (if applicable)	<REDACTED>	<REDACTED>
	Original loan-to-value ratio	73.51%	75.00%
	Combined loan-to-value ratio	73.51%	75.00%

408003936	Property type	Single Family Detached (non-PUD)	PUD

408003996	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408004074	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408004368	Property type	Single Family Detached (non-PUD)	PUD

408004780	Property type	Single Family Detached (non-PUD)	PUD

408004808	Property type	Single Family Detached (non-PUD)	2 Family
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

Redwood		Preliminary
Loan Number	Sample Characteristic	Data File Value	Source Document Value

408005267	Sale price (if applicable)	<REDACTED>	<REDACTED>
	Original loan-to-value ratio	79.63%	80.00%
	Combined loan-to-value ratio	79.63%	80.00%

408005474	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408005519	Property type	Single Family Detached (non-PUD)	PUD

408005627	Property zip code	<REDACTED>	<REDACTED>